Oil and Natural Gas Properties and Other Property and Equipment - Summary of Aggregate Capitalized Costs (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Proved properties		$ 825,416	$ 712,400
Unproved properties		517,037	531,200
Oil and natural gas properties	$ 1,419,589	1,342,453	1,243,600
Less accumulated depletion and amortization	(106,128)	(54,785)	0
Total oil and natural gas properties, net	$ 1,313,461	$ 1,287,668	1,243,600
Predecessor
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Proved properties			4,266,843	$ 4,262,155
Unproved properties			764,655	764,655
Oil and natural gas properties			5,031,498	5,026,810
Less accumulated depletion and amortization			(2,814,999)	(2,789,368)
Total oil and natural gas properties, net			$ 2,216,499	$ 2,237,442